Discontinued Operations - Additional Information (Detail) (USD $)	12 Months Ended	1 Months Ended
	Sep. 30, 2011	Apr. 07, 2011 Aero Quality Sales	Mar. 09, 2011 Fastener Business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from divestiture of business	$ 271,361,000	$ 31,800,000	$ 239,600,000
Gain (loss) on sale of discontinued operations, net of tax	22,032,000	(1,600,000)	23,600,000
Gain on sale of discontinued operations		6,200,000	56,500,000
Working capital adjustment		$ 1,800,000